Annual Operating Expenses - FidelitySeriesCorporateBondFund-PRO - FidelitySeriesCorporateBondFund-PRO - Fidelity Series Corporate Bond Fund - Fidelity Series Corporate Bond Fund	Oct. 30, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none